Fair value measurements - Schedule of unrealized gains and losses recognized for Level 3 financial instruments (Detail) - Recurring [Member] - Level 3 [Member] - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	¥ 47	¥ (5)
Unrealized gains/(losses), Liabilities	[1]	13	(8)
Trading assets and private equity and debt investments [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	(5)	10
Trading assets and private equity and debt investments [Member] | Equities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	2	4
Trading assets and private equity and debt investments [Member] | Private equity and debt investments [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	1	12
Trading assets and private equity and debt investments [Member] | Japanese agency and municipal securities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	0	0
Trading assets and private equity and debt investments [Member] | Foreign government, agency and municipal securities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	0	1
Trading assets and private equity and debt investments [Member] | Bank and corporate debt securities and loans for trading purposes [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	(2)	(1)
Trading assets and private equity and debt investments [Member] | Commercial mortgage-backed securities ("CMBS") [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	0	0
Trading assets and private equity and debt investments [Member] | Residential mortgage-backed securities ("RMBS") [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	0	0
Trading assets and private equity and debt investments [Member] | Real estate-backed securities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	1	(3)
Trading assets and private equity and debt investments [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	(7)	(3)
Trading assets and private equity and debt investments [Member] | Investment trust funds and other [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	0	0
Equity contracts [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1],[2]	46	(66)
Interest rate contracts [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1],[2]	0	16
Credit contracts [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1],[2]	5	(21)
Foreign exchange contracts [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1],[2]	(13)	19
Derivatives, net [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1],[2]	38	(52)
Subtotal [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	33	(42)
Loans and receivables [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	16	(3)
Collateralized agreements [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	0	(1)
Other [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Assets	[1]	(2)	41
Trading liabilities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Liabilities	[1]	0	0
Trading liabilities [Member] | Equities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Liabilities	[1]	0	0
Trading liabilities [Member] | Foreign government, agency and municipal securities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Liabilities	[1]	0	0
Trading liabilities [Member] | Bank and corporate debt securities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Liabilities	[1]	0	0
Trading liabilities [Member] | Collateralized debt obligations ("CDOs") and other [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Liabilities	[1]	0	0
Short-term borrowings [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Liabilities	[1],[3]	2	4
Payables and deposits [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Liabilities	[1],[3]	0	0
Collateralized financing [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Liabilities	[1],[3]		0
Long-term borrowings [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Liabilities	[1],[3]	18	(17)
Other liabilities [Member]
Fair value, assets and liabilities measured on recurring basis, unobservable input reconciliation [Line items]
Unrealized gains/(losses), Liabilities	[1]	¥ (7)	¥ 5

[1]	Includes gains and losses reported within Net gain on trading, Gain on private equity and debt investments, and also within Gain on investments in equity securities, Revenue—Other and Non-interest expenses—Other, Interest and dividends and Interest expense in the consolidated statements of income.
[2]	Derivatives which contain multiple types of risk are classified based on the primary risk type of the instrument.
[3]	Includes changes in unrealized gains and losses in Other comprehensive income (loss) for recurring Level 3 fair value measurements held at the end of the reporting period. They were ¥0 billion and ¥5 billion for the years ended March 31, 2021 and 2022.